Financial Instruments and Risk Management - Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	$ 552,049	$ 523,367
Accrued expenses	489,853	414,547	[1]	$ 2,137,730
Non-current lease liabilities	247,406
Current lease liabilities	135,057	120,060
Total	1,424,365	1,057,974
Carrying amount [Member]
Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	552,049	523,367
Accrued expenses	489,853	414,547
Non-current lease liabilities	238,691
Current lease liabilities	122,362	118,430
Total	1,402,955	1,056,344
Less than 3 months [Member]
Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables	552,049	523,367
Accrued expenses	489,853	414,547
Non-current lease liabilities
Current lease liabilities	33,465	40,020
Total	1,075,367	977,934
Between 3 months and 2 years [Member]
Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables
Accrued expenses
Non-current lease liabilities	139,838
Current lease liabilities	101,592	80,040
Total	241,430	80,040
2 years and later [Member]
Schedule of Analysis the Remaining Contractual Maturities of Financial Liabilities [Line Items]
Trade and other payables
Accrued expenses
Non-current lease liabilities	107,568
Current lease liabilities
Total	$ 107,568

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).